CALL OPTION ASSETS - Key assumptions (Details) - Level 3	Jun. 30, 2025 Y	Dec. 31, 2024 Y	May 20, 2024 Y	Mar. 26, 2024 Y
Kuaijin | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input		0.6922	0.6956
Kuaijin | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input		0.011	0.0183
Kuaijin | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input		1.33	2
Kuaijin | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input		0	0
Beijing Naonao | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.8173	0.9674		1.1818
Beijing Naonao | Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0.0137	0.0115		0.0211
Beijing Naonao | Contractual term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	1.5	2.34		3.17
Beijing Naonao | Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Call option asset, Measurement input	0	0		0